Future Accounting Developments - Additional Information (Detail)	Nov. 01, 2018 CAD ($)
Increase (decrease) due to application of IFRS 15 [member] | Announcing or commencing implementation of major restructuring [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Decrease in retained earnings	$ 60